SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Accounting Policies [Abstract]
Raw material	$ 1,019,042	$ 1,225,665	$ 1,128,700
Finished goods	1,237,247	329,720	750,702
Inventories	$ 2,256,289	$ 1,555,385	$ 1,879,402